International Operations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Segment Reporting Information [Line Items]
Total revenue	$ 15,126	[1]	$ 15,608	[2]	$ 14,968	[3]
Assets	393,780		385,303
United Kingdom
Segment Reporting Information [Line Items]
Total revenue	2,300		2,300		2,300
Assets	$ 33,200		$ 46,200		$ 36,400
Percentage of revenue (percent)	15.00%		15.00%		15.00%
Percentage of asset (percent)	8.00%		12.00%		10.00%

[1]	Both fee and other revenue and total revenue include the net income from consolidated investment management funds of $18 million, representing $86 million of income and noncontrolling interests of $68 million. Income before taxes is net of noncontrolling interests of $68 million.
[2]	Both fee and other revenue and total revenue include the net income from consolidated investment management funds of $79 million, representing $163 million of income and noncontrolling interests of $84 million. Income before taxes is net of noncontrolling interests of $84 million.
[3]	Both fee and other revenue and total revenue include net income from consolidated investment management funds of $103 million, representing $183 million of income and noncontrolling interests of $80 million. Income before taxes is net of noncontrolling interests of $80 million.